Schedule of Investments
(unaudited)
March 31, 2024
BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.2%
Airbus SE ......................... 1,441 $ 265,474
BAE Systems plc .................... 4,626 78,852
Boeing Co. (The)
(a)
................... 607 117,145
Bombardier, Inc. , Class B
(a)
............. 368 15,798
Curtiss-Wright Corp. .................. 1,012 259,011
Dassault Aviation SA ................. 69 15,192
General Dynamics Corp. ............... 1,090 307,914
Lockheed Martin Corp. ................ 980 445,772
Northrop Grumman Corp. .............. 189 90,467
Rheinmetall AG ..................... 147 82,676
Rolls-Royce Holdings plc
(a)
............. 6,848 36,845
Safran SA ......................... 813 184,121
Textron, Inc. ....................... 1,016 97,465
Thales SA ......................... 200 34,096
2,030,828
Automobile Components — 0.2%
Cie Generale des Etablissements Michelin SCA 1,165 44,647
Denso Corp. ....................... 11,600 222,159
Toyo Tire Corp. ..................... 900 17,007
283,813
Automobiles — 1.3%
Bayerische Motoren Werke AG .......... 418 48,228
Ferrari NV ........................ 121 52,760
General Motors Co. .................. 2,716 123,171
Honda Motor Co. Ltd. ................. 48,200 596,412
Mercedes-Benz Group AG .............. 658 52,401
Nissan Motor Co. Ltd.
(b)
................ 25,900 102,628
Stellantis NV ....................... 3,671 104,290
Subaru Corp. ...................... 1,300 29,442
Tesla, Inc.
(a)
........................ 3,820 671,518
Toyota Motor Corp. .................. 16,800 424,620
Volkswagen AG ..................... 288 43,994
2,249,464
Banks — 2.8%
ABN AMRO Bank NV , CVA
(c) (d)
........... 6,944 118,827
Banco Bilbao Vizcaya Argentaria SA ....... 11,518 137,162
Banco de Sabadell SA ................ 25,176 39,606
Banco Santander SA ................. 31,733 154,998
Bank of America Corp. ................ 19,183 727,419
Bank of Ireland Group plc .............. 1,406 14,348
Banque Cantonale Vaudoise (Registered) ... 249 28,968
Barclays plc ....................... 31,637 73,323
BAWAG Group AG
(c) (d)
................. 2,115 133,862
BNP Paribas SA .................... 2,400 170,868
BOC Hong Kong Holdings Ltd. ........... 23,500 63,010
CaixaBank SA ...................... 5,721 27,762
Commerzbank AG ................... 6,662 91,564
Credit Agricole SA ................... 2,332 34,789
DBS Group Holdings Ltd. .............. 3,000 80,063
FinecoBank Banca Fineco SpA .......... 2,173 32,545
Hang Seng Bank Ltd. ................. 6,100 66,866
HSBC Holdings plc .................. 40,891 319,638
Huntington Bancshares, Inc. ............ 2,112 29,462
Intesa Sanpaolo SpA ................. 71,593 259,921
JPMorgan Chase & Co. ............... 4,053 811,816
KeyCorp .......................... 1,265 20,000
Mitsubishi UFJ Financial Group, Inc. ....... 31,000 315,397
Mizuho Financial Group, Inc. ............ 10,650 210,607
NatWest Group plc ................... 15,114 50,622
Nordea Bank Abp ................... 986 11,146
NU Holdings Ltd. , Class A
(a)
............. 4,832 57,646
Societe Generale SA ................. 925 24,784
Security
Shares
Shares Value
Banks (continued)
Standard Chartered plc ................ 5,978 $ 50,680
Sumitomo Mitsui Financial Group, Inc.
(b)
.... 5,200 304,058
Sumitomo Mitsui Trust Holdings, Inc. ....... 2,100 45,248
Truist Financial Corp. ................. 2,354 91,759
UniCredit SpA ...................... 4,235 160,842
United Overseas Bank Ltd. ............. 1,100 23,914
Wells Fargo & Co. ................... 350 20,286
4,803,806
Beverages — 0.3%
Coca-Cola Co. (The) ................. 1,677 102,599
Coca-Cola HBC AG .................. 1,000 31,600
Diageo plc ........................ 2,971 109,933
Monster Beverage Corp.
(a)
.............. 3,442 204,042
Pernod Ricard SA ................... 366 59,250
507,424
Biotechnology — 2.1%
AbbVie, Inc. ....................... 4,792 872,623
Alkermes plc
(a)
...................... 1,591 43,068
Alnylam Pharmaceuticals, Inc.
(a)
.......... 852 127,332
Amgen, Inc. ....................... 1,671 475,099
Biogen, Inc.
(a)
...................... 227 48,948
BioMarin Pharmaceutical, Inc.
(a)
.......... 1,182 103,236
CSL Ltd. .......................... 452 84,808
Exact Sciences Corp.
(a)
................ 1,371 94,681
Exelixis, Inc.
(a)
...................... 910 21,594
Genmab A/S
(a)
...................... 319 95,645
Gilead Sciences, Inc. ................. 4,229 309,774
Halozyme Therapeutics, Inc.
(a)
........... 1,380 56,138
Incyte Corp.
(a)
...................... 3,819 217,569
Moderna, Inc.
(a)
..................... 826 88,019
Neurocrine Biosciences, Inc.
(a)
........... 572 78,890
Regeneron Pharmaceuticals, Inc.
(a)
........ 268 257,947
Sarepta Therapeutics, Inc.
(a)
............ 524 67,837
United Therapeutics Corp.
(a)
............. 483 110,955
Vertex Pharmaceuticals, Inc.
(a)
........... 841 351,547
3,505,710
Broadline Retail — 2.3%
Amazon.com, Inc.
(a)
.................. 18,108 3,266,321
Coupang, Inc. , Class A
(a)
............... 1,569 27,913
eBay, Inc. ......................... 4,346 229,382
Etsy, Inc.
(a)
........................ 1,187 81,571
MercadoLibre, Inc.
(a)
.................. 53 80,134
Prosus NV ........................ 2,807 87,860
Takashimaya Co. Ltd. ................. 1,700 27,143
Wesfarmers Ltd. .................... 1,327 59,151
3,859,475
Building Products — 1.4%
Advanced Drainage Systems, Inc. ........ 865 148,988
Assa Abloy AB , Class B ............... 11,711 336,086
AZEK Co., Inc. (The) , Class A
(a)
.......... 2,405 120,779
Builders FirstSource, Inc.
(a)
............. 846 176,433
Carlisle Cos., Inc. ................... 278 108,934
Cie de Saint-Gobain SA ............... 648 50,294
Daikin Industries Ltd. ................. 300 40,962
Fortune Brands Innovations, Inc. ......... 3,401 287,963
Kingspan Group plc .................. 176 16,029
Lennox International, Inc. .............. 222 108,505
Masco Corp. ....................... 3,977 313,706
Nibe Industrier AB , Class B ............. 6,785 33,365
Owens Corning ..................... 1,177 196,324
Trane Technologies plc ................ 945 283,689
Trex Co., Inc.
(a)
..................... 2,010 200,497

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Building Products (continued)
Zurn Elkay Water Solutions Corp. ......... 477 $ 15,965
2,438,519
Capital Markets — 1.3%
3i Group plc ....................... 2,856 101,266
Amundi SA
(c) (d)
...................... 567 38,945
Ares Management Corp. , Class A ......... 324 43,086
Blackstone, Inc. , Class A ............... 1,441 189,304
Brookfield Corp. , Class A ............... 400 16,738
Carlyle Group, Inc. (The)
(b)
.............. 435 20,406
Charles Schwab Corp. (The) ............ 2,713 196,258
CME Group, Inc. , Class A .............. 402 86,547
Coinbase Global, Inc. , Class A
(a)
.......... 343 90,936
Deutsche Boerse AG ................. 597 122,260
Euronext NV
(c) (d)
..................... 371 35,308
Hargreaves Lansdown plc .............. 2,132 19,787
Hong Kong Exchanges & Clearing Ltd. ..... 2,300 67,018
Invesco Ltd. ....................... 883 14,649
KKR & Co., Inc. ..................... 773 77,748
London Stock Exchange Group plc ........ 1,067 127,671
Moody's Corp. ...................... 282 110,834
MSCI, Inc. ........................ 687 385,029
Nasdaq, Inc. ....................... 1,013 63,920
Nomura Holdings, Inc. ................ 10,900 69,766
Partners Group Holding AG ............. 67 95,709
S&P Global, Inc. .................... 477 202,940
Schroders plc ...................... 8,796 41,788
SEI Investments Co. .................. 525 37,748
St. James's Place plc ................. 2,147 12,596
XP, Inc. , Class A .................... 217 5,568
2,273,825
Chemicals — 0.4%
Air Liquide SA ...................... 817 169,976
Arkema SA ........................ 165 17,371
Linde plc ......................... 725 336,632
RPM International, Inc. ................ 588 69,943
Shin-Etsu Chemical Co. Ltd. ............ 1,600 70,179
664,101
Commercial Services & Supplies — 1.3%
Brambles Ltd. ...................... 16,914 178,005
Cintas Corp. ....................... 800 549,624
Clean Harbors, Inc.
(a) (b)
................ 532 107,097
Copart, Inc.
(a)
...................... 792 45,873
GFL Environmental, Inc. ............... 2,575 88,796
MSA Safety, Inc. .................... 9 1,742
RB Global, Inc. ..................... 352 26,812
Republic Services, Inc. ................ 1,496 286,394
Rollins, Inc. ........................ 742 34,332
Securitas AB , Class B ................. 3,378 34,824
Veralto Corp. ....................... 607 53,817
Waste Connections, Inc. ............... 1,212 208,476
Waste Management, Inc. ............... 2,549 543,319
2,159,111
Communications Equipment — 0.3%
Arista Networks, Inc.
(a)
................ 747 216,615
F5, Inc.
(a)
......................... 342 64,840
Juniper Networks, Inc. ................ 617 22,866
Motorola Solutions, Inc. ............... 789 280,079
584,400
Construction & Engineering — 1.1%
AECOM .......................... 4,761 466,959
Bouygues SA ...................... 588 24,005
Comfort Systems USA, Inc. ............. 88 27,959
Security
Shares
Shares Value
Construction & Engineering (continued)
Eiffage SA ........................ 220 $ 24,968
EMCOR Group, Inc. .................. 551 192,960
Ferrovial SE ....................... 3,500 138,571
Fluor Corp.
(a)
....................... 347 14,671
JGC Holdings Corp. .................. 1,700 16,669
Kajima Corp. ....................... 1,700 34,892
MasTec, Inc.
(a)
...................... 1,339 124,862
Obayashi Corp. ..................... 1,600 19,025
Quanta Services, Inc. ................. 1,978 513,884
Shimizu Corp. ...................... 7,000 45,204
Stantec, Inc. ....................... 210 17,435
Valmont Industries, Inc. ................ 163 37,210
Vinci SA .......................... 868 111,389
WillScot Mobile Mini Holdings Corp.
(a)
...... 2,706 125,829
1,936,492
Construction Materials — 0.9%
CRH plc .......................... 2,630 226,995
Eagle Materials, Inc. .................. 110 29,892
Heidelberg Materials AG ............... 2,115 232,822
Holcim AG ........................ 4,760 431,241
James Hardie Industries plc , CDI
(a)
........ 8,067 324,240
Vulcan Materials Co. ................. 1,056 288,204
1,533,394
Consumer Finance — 0.1%
American Express Co. ................ 540 122,953
Credit Saison Co. Ltd. ................. 900 18,564
141,517
Consumer Staples Distribution & Retail — 0.9%
Albertsons Cos., Inc. , Class A ........... 856 18,353
Costco Wholesale Corp. ............... 778 569,986
Redcare Pharmacy NV
(a) (c) (d)
............. 415 67,932
Target Corp. ....................... 533 94,453
Walmart, Inc. ....................... 11,815 710,908
1,461,632
Containers & Packaging — 0.0%
Crown Holdings, Inc. ................. 252 19,973
International Paper Co. ................ 498 19,432
WestRock Co. ...................... 668 33,033
72,438
Distributors — 0.0%
Pool Corp.
(b)
....................... 120 48,420
Diversified REITs — 0.0%
Land Securities Group plc .............. 3,084 25,616
Electric Utilities — 0.4%
CK Infrastructure Holdings Ltd. ........... 10,000 58,569
Enel SpA ......................... 20,289 133,938
Iberdrola SA ....................... 15,599 193,745
Kansai Electric Power Co., Inc. (The) ...... 3,200 45,660
Origin Energy Ltd. ................... 3,079 18,470
Power Assets Holdings Ltd. ............. 12,500 73,232
SSE plc .......................... 3,291 68,611
Terna - Rete Elettrica Nazionale .......... 4,764 39,378
631,603
Electrical Equipment — 0.7%
ABB Ltd. (Registered) ................. 6,042 280,290
AMETEK, Inc. ...................... 1,801 329,403
Atkore, Inc. ........................ 88 16,752
Eaton Corp. plc ..................... 381 119,131
Legrand SA ....................... 795 84,188

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electrical Equipment (continued)
Schneider Electric SE ................. 1,464 $ 330,976
1,160,740
Electronic Equipment, Instruments & Components — 0.6%
Arrow Electronics, Inc.
(a)
............... 1,020 132,049
Avnet, Inc. ........................ 1,732 85,873
Cognex Corp. ...................... 1,256 53,280
Flex Ltd.
(a)
......................... 2,165 61,941
Hexagon AB , Class B ................. 7,285 86,115
Keyence Corp. ..................... 100 46,426
Littelfuse, Inc. ...................... 50 12,117
Murata Manufacturing Co. Ltd. ........... 4,000 74,810
TD SYNNEX Corp. ................... 463 52,365
TE Connectivity Ltd. .................. 2,446 355,257
960,233
Energy Equipment & Services — 0.6%
Baker Hughes Co. , Class A ............. 7,932 265,722
Halliburton Co. ..................... 3,432 135,290
Schlumberger NV ................... 10,835 593,866
Tenaris SA ........................ 1,451 28,688
1,023,566
Entertainment — 0.7%
Electronic Arts, Inc. .................. 318 42,189
Netflix, Inc.
(a)
....................... 1,146 696,000
Nintendo Co. Ltd. .................... 1,400 76,390
Spotify Technology SA
(a)
............... 539 142,242
Walt Disney Co. (The) ................ 1,310 160,292
Warner Bros Discovery, Inc.
(a)
........... 11,324 98,859
1,215,972
Financial Services — 3.1%
Adyen NV
(a) (c) (d)
..................... 46 77,700
Berkshire Hathaway, Inc. , Class B
(a)
....... 3,683 1,548,775
Block, Inc. , Class A
(a)
................. 1,222 103,357
Edenred SE ....................... 573 30,595
EXOR NV ......................... 341 37,949
Fiserv, Inc.
(a)
....................... 838 133,929
Global Payments, Inc. ................ 600 80,196
Investor AB , Class B .................. 10,658 267,455
Jack Henry & Associates, Inc. ........... 83 14,420
L E Lundbergforetagen AB , Class B ....... 427 23,113
M&G plc .......................... 9,749 27,135
Mastercard, Inc. , Class A ............... 4,057 1,953,730
Nexi SpA
(a) (c) (d)
...................... 2,454 15,548
ORIX Corp. ........................ 3,500 76,551
PayPal Holdings, Inc.
(a)
................ 1,274 85,345
Visa, Inc. , Class A ................... 2,924 816,030
WEX, Inc.
(a)
........................ 82 19,477
5,311,305
Food Products — 1.0%
Archer-Daniels-Midland Co. ............. 2,469 155,078
Bunge Global SA .................... 1,644 168,543
Chocoladefabriken Lindt & Spruengli AG .... 2 23,938
Chocoladefabriken Lindt & Spruengli AG
(Registered) ..................... 1 120,639
Kerry Group plc , Class A ............... 268 22,964
Nestle SA (Registered) ................ 7,881 837,356
Post Holdings, Inc.
(a)
.................. 3,077 327,023
Tyson Foods, Inc. , Class A ............. 371 21,789
1,677,330
Security
Shares
Shares Value
Gas Utilities — 0.0%
Snam SpA ........................ 8,457 $ 39,931
UGI Corp. ......................... 1,174 28,810
68,741
Health Care Equipment & Supplies — 0.6%
Abbott Laboratories .................. 242 27,506
Becton Dickinson & Co. ............... 449 111,105
Cochlear Ltd. ...................... 203 44,646
Dexcom, Inc.
(a)
..................... 519 71,985
EssilorLuxottica SA .................. 620 140,251
Haemonetics Corp.
(a)
................. 980 83,643
Hoya Corp. ........................ 300 37,521
IDEXX Laboratories, Inc.
(a)
.............. 113 61,012
Medtronic plc ...................... 2,496 217,527
Stryker Corp. ...................... 526 188,240
983,436
Health Care Providers & Services — 0.6%
Cardinal Health, Inc. .................. 601 67,252
Cigna Group (The) ................... 431 156,535
DaVita, Inc.
(a)
....................... 179 24,711
Encompass Health Corp. .............. 184 15,195
HCA Healthcare, Inc. ................. 1,525 508,633
McKesson Corp. .................... 234 125,623
Tenet Healthcare Corp.
(a)
............... 256 26,908
UnitedHealth Group, Inc. ............... 346 171,166
1,096,023
Health Care Technology — 0.1%
Veeva Systems, Inc. , Class A
(a)
.......... 336 77,848
Hotels, Restaurants & Leisure — 0.4%
Aristocrat Leisure Ltd. ................. 2,120 59,362
Booking Holdings, Inc. ................ 63 228,557
Carnival Corp.
(a)
..................... 3,332 54,445
DoorDash, Inc. , Class A
(a)
.............. 263 36,220
Expedia Group, Inc.
(a)
................. 396 54,549
Flight Centre Travel Group Ltd. .......... 4,237 60,271
Flutter Entertainment plc
(a)
.............. 274 54,617
Galaxy Entertainment Group Ltd. ......... 4,000 20,108
Just Eat Takeaway.com NV
(a) (c) (d)
.......... 1,255 18,548
Marriott Vacations Worldwide Corp. ........ 75 8,080
MGM Resorts International
(a)
............ 1,421 67,085
Royal Caribbean Cruises Ltd.
(a)
.......... 608 84,518
746,360
Household Durables — 0.4%
Barratt Developments plc .............. 3,654 21,932
Berkeley Group Holdings plc ............ 829 49,807
DR Horton, Inc. ..................... 1,921 316,100
NVR, Inc.
(a)
........................ 11 89,100
Panasonic Holdings Corp. .............. 5,900 56,308
Persimmon plc ..................... 1,755 29,099
PulteGroup, Inc. .................... 386 46,559
Sony Group Corp. ................... 300 25,725
Taylor Wimpey plc ................... 11,228 19,412
654,042
Household Products — 1.8%
Clorox Co. (The) .................... 392 60,019
Colgate-Palmolive Co. ................ 7,948 715,717
Essity AB , Class B ................... 1,393 33,090
Henkel AG & Co. KGaA ............... 345 24,858
Kimberly-Clark Corp. ................. 5,657 731,733
Procter & Gamble Co. (The) ............ 8,979 1,456,843
Reckitt Benckiser Group plc ............. 1,408 80,263
3,102,523

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) .................... 5,972 $ 107,078
Industrial Conglomerates — 0.3%
CK Hutchison Holdings Ltd. ............. 10,000 48,127
Hikari Tsushin, Inc. ................... 200 37,614
Hitachi Ltd. ........................ 700 63,966
Jardine Cycle & Carriage Ltd.
(b)
.......... 1,600 28,648
Siemens AG (Registered) .............. 1,893 361,447
539,802
Industrial REITs — 0.0%
Segro plc ......................... 3,824 43,599
Insurance — 2.3%
Ageas SA ......................... 654 30,297
AIA Group Ltd. ..................... 26,800 180,272
Aon plc , Class A .................... 1,521 507,588
Arch Capital Group Ltd.
(a)
.............. 1,364 126,088
ASR Nederland NV .................. 544 26,661
Assicurazioni Generali SpA ............. 1,123 28,427
AXA SA .......................... 3,623 136,065
Axis Capital Holdings Ltd. .............. 2,133 138,688
Brighthouse Financial, Inc.
(a)
............ 364 18,761
Cincinnati Financial Corp. .............. 455 56,497
Globe Life, Inc. ..................... 1,452 168,969
Hartford Financial Services Group, Inc. (The) . 1,589 163,747
Marsh & McLennan Cos., Inc. ........... 2,235 460,365
MS&AD Insurance Group Holdings, Inc. .... 3,300 58,270
Muenchener Rueckversicherungs-Gesellschaft
AG (Registered) .................. 297 144,978
NN Group NV ...................... 6,138 283,361
Principal Financial Group, Inc. ........... 1,283 110,736
Progressive Corp. (The) ............... 1,981 409,710
Prudential plc ...................... 4,781 44,839
QBE Insurance Group Ltd. ............. 14,887 175,975
Reinsurance Group of America, Inc. ....... 1,501 289,513
Tokio Marine Holdings, Inc. ............. 5,800 181,808
Travelers Cos., Inc. (The) .............. 779 179,279
Unum Group ....................... 888 47,650
3,968,544
Interactive Media & Services — 3.7%
Alphabet, Inc. , Class A
(a)
............... 13,811 2,084,494
Alphabet, Inc. , Class C
(a)
............... 11,800 1,796,668
Meta Platforms, Inc. , Class A ............ 4,719 2,291,452
Pinterest, Inc. , Class A
(a)
............... 1,967 68,196
REA Group Ltd. ..................... 124 14,983
Scout24 SE
(c) (d)
..................... 581 43,771
6,299,564
IT Services — 1.3%
Accenture plc , Class A ................ 311 107,796
Akamai Technologies, Inc.
(a)
............. 909 98,863
Amdocs Ltd. ....................... 326 29,461
Bechtle AG ........................ 391 20,666
Capgemini SE ...................... 222 51,084
Cloudflare, Inc. , Class A
(a)
.............. 816 79,013
Fujitsu Ltd. ........................ 1,000 16,004
Gartner, Inc.
(a)
...................... 294 140,141
GoDaddy, Inc. , Class A
(a)
............... 1,974 234,274
MongoDB, Inc. , Class A
(a)
.............. 84 30,126
NEC Corp. ........................ 300 21,902
Nomura Research Institute Ltd. .......... 3,000 84,746
Obic Co. Ltd. ....................... 1,000 151,051
Otsuka Corp. ...................... 10,500 222,794
SCSK Corp. ....................... 2,400 44,611
Shopify, Inc. , Class A
(a)
................ 1,043 80,465
Security
Shares
Shares Value
IT Services (continued)
Snowflake, Inc. , Class A
(a)
.............. 941 $ 152,066
TIS, Inc. .......................... 1,300 27,892
VeriSign, Inc.
(a)
..................... 3,038 575,731
Wix.com Ltd.
(a)
...................... 633 87,025
2,255,711
Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc. .............. 2,426 353,007
Bio-Rad Laboratories, Inc. , Class A
(a)
....... 122 42,196
Bruker Corp. ....................... 379 35,603
Danaher Corp. ..................... 1,020 254,714
Eurofins Scientific SE ................. 540 34,398
Illumina, Inc.
(a)
...................... 142 19,500
Lonza Group AG (Registered) ........... 160 95,616
Medpace Holdings, Inc.
(a)
.............. 58 23,441
Mettler-Toledo International, Inc.
(a)
........ 340 452,639
QIAGEN NV
(a)
...................... 459 19,732
Sartorius Stedim Biotech
(a)
.............. 114 32,516
Thermo Fisher Scientific, Inc. ............ 1,095 636,425
West Pharmaceutical Services, Inc. ....... 211 83,495
2,083,282
Machinery — 1.1%
Alstom SA ........................ 1,013 15,426
Atlas Copco AB , Class A ............... 3,849 65,004
Atlas Copco AB , Class B ............... 4,521 66,775
Caterpillar, Inc. ..................... 498 182,482
DMG Mori Co. Ltd. ................... 700 18,505
FANUC Corp. ...................... 2,200 61,372
Flowserve Corp. .................... 612 27,956
GEA Group AG ..................... 580 24,523
Graco, Inc. ........................ 789 73,740
ITT, Inc. .......................... 825 112,225
Komatsu Ltd. ...................... 8,000 236,726
Kubota Corp. ...................... 3,200 50,207
Makita Corp. ....................... 500 14,210
Oshkosh Corp. ..................... 536 66,845
Otis Worldwide Corp. ................. 2,702 268,228
Parker-Hannifin Corp. ................. 461 256,219
Techtronic Industries Co. Ltd. ............ 1,500 20,382
Toyota Industries Corp. ................ 600 62,779
Trelleborg AB , Class B ................ 2,310 82,601
Xylem, Inc. ........................ 1,630 210,661
1,916,866
Media — 0.5%
Cable One, Inc. ..................... 24 10,155
Charter Communications, Inc. , Class A
(a)
.... 277 80,504
Comcast Corp. , Class A ............... 10,656 461,938
Informa plc ........................ 5,500 57,706
Liberty Media Corp.-Liberty SiriusXM
(a)
..... 846 25,135
Paramount Global , Class B ............. 5,026 59,156
Publicis Groupe SA .................. 443 48,296
Sirius XM Holdings, Inc.
(b)
.............. 23,304 90,419
Vivendi SE ........................ 2,643 28,803
WPP plc .......................... 1,452 13,761
875,873
Metals & Mining — 1.1%
Anglo American plc .................. 2,299 56,654
Antofagasta plc ..................... 1,339 34,394
ArcelorMittal SA ..................... 11,070 304,283
BlueScope Steel Ltd. ................. 3,086 47,997
Cleveland-Cliffs, Inc.
(a)
................ 5,749 130,732
Endeavour Mining plc ................. 2,666 54,099
Evolution Mining Ltd. ................. 12,069 28,207
Fortescue Ltd.
(b)
..................... 22,059 369,158

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Metals & Mining (continued)
Glencore plc ....................... 25,998 $ 142,666
JFE Holdings, Inc. ................... 2,700 44,749
Nippon Steel Corp.
(b)
................. 8,300 199,735
Nucor Corp. ....................... 1,015 200,868
Reliance, Inc. ...................... 229 76,527
Rio Tinto plc ....................... 1,507 95,280
Southern Copper Corp.
(b)
............... 165 17,576
Steel Dynamics, Inc. .................. 397 58,847
United States Steel Corp. .............. 212 8,645
1,870,417
Multi-Utilities — 0.2%
Centrica plc ....................... 10,071 16,235
Engie SA ......................... 2,677 44,859
National Grid plc .................... 8,463 114,031
Veolia Environnement SA .............. 2,285 74,335
249,460
Office REITs — 0.0%
Gecina SA ........................ 208 21,246
Oil, Gas & Consumable Fuels — 2.9%
Aker BP ASA ....................... 507 12,716
BP plc ........................... 36,406 228,390
Cheniere Energy, Inc. ................. 402 64,835
Chevron Corp. ...................... 3,321 523,855
ConocoPhillips ..................... 5,269 670,638
Devon Energy Corp. .................. 3,575 179,394
Eni SpA .......................... 5,410 85,662
EOG Resources, Inc. ................. 4,026 514,684
Equinor ASA
(b)
...................... 3,462 92,831
Exxon Mobil Corp. ................... 10,133 1,177,860
Hess Corp. ........................ 2,376 362,673
Marathon Petroleum Corp. ............. 342 68,913
Pioneer Natural Resources Co. .......... 452 118,650
Repsol SA ........................ 940 15,690
Shell plc .......................... 13,917 461,759
Targa Resources Corp. ................ 380 42,556
TotalEnergies SE .................... 4,573 314,574
Valero Energy Corp. .................. 507 86,540
5,022,220
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp. ................ 2,974 249,548
Passenger Airlines — 0.1%
Delta Air Lines, Inc. .................. 2,189 104,788
Deutsche Lufthansa AG (Registered)
(a)
..... 7,397 58,135
United Airlines Holdings, Inc.
(a)
........... 1,025 49,077
212,000
Personal Care Products — 0.5%
Estee Lauder Cos., Inc. (The) , Class A ..... 1,340 206,561
Haleon plc ........................ 9,317 39,045
L'Oreal SA ........................ 696 329,606
Unilever plc ........................ 4,572 229,523
804,735
Pharmaceuticals — 4.6%
Astellas Pharma, Inc. ................. 3,900 41,897
AstraZeneca plc .................... 3,068 412,167
Bristol-Myers Squibb Co. ............... 7,172 388,938
Catalent, Inc.
(a)
..................... 876 49,450
Daiichi Sankyo Co. Ltd. ................ 3,500 111,366
Eli Lilly & Co. ...................... 2,430 1,890,443
GSK plc .......................... 8,245 177,023
Ipsen SA ......................... 204 24,275
Johnson & Johnson .................. 4,865 769,594
Security
Shares
Shares Value
Pharmaceuticals (continued)
Kyowa Kirin Co. Ltd. .................. 900 $ 16,192
Merck & Co., Inc. .................... 11,148 1,470,979
Novartis AG (Registered) .............. 1,966 190,424
Novo Nordisk A/S , Class B ............. 9,217 1,182,296
Pfizer, Inc. ........................ 14,806 410,867
Roche Holding AG ................... 568 145,882
Royalty Pharma plc , Class A ............ 763 23,172
Sanofi SA ......................... 2,419 235,331
Viatris, Inc. ........................ 2,300 27,462
Zoetis, Inc. , Class A .................. 2,097 354,833
7,922,591
Professional Services — 1.6%
Adecco Group AG (Registered) .......... 535 21,166
Automatic Data Processing, Inc. .......... 2,243 560,167
Booz Allen Hamilton Holding Corp. ........ 592 87,877
Broadridge Financial Solutions, Inc. ....... 1,138 233,131
Bureau Veritas SA ................... 552 16,854
CACI International, Inc. , Class A
(a)
........ 574 217,448
Computershare Ltd. .................. 861 14,665
ExlService Holdings, Inc.
(a)
............. 369 11,734
Experian plc ....................... 4,304 187,538
Genpact Ltd. ....................... 34 1,120
Leidos Holdings, Inc. ................. 2,116 277,386
Paychex, Inc. ...................... 291 35,735
Recruit Holdings Co. Ltd. .............. 6,300 279,126
RELX plc ......................... 2,555 110,186
Robert Half, Inc. .................... 950 75,316
SS&C Technologies Holdings, Inc. ........ 1,059 68,168
TriNet Group, Inc. ................... 443 58,693
Verisk Analytics, Inc. .................. 1,265 298,198
Wolters Kluwer NV ................... 1,069 167,395
2,721,903
Real Estate Management & Development — 0.1%
CK Asset Holdings Ltd. ................ 12,500 51,508
Sino Land Co. Ltd. ................... 14,000 14,555
Swire Pacific Ltd. , Class A .............. 2,500 20,581
Swire Properties Ltd. ................. 15,400 32,393
Wharf Real Estate Investment Co. Ltd. ..... 6,000 19,535
138,572
Semiconductors & Semiconductor Equipment — 5.9%
Advanced Micro Devices, Inc.
(a)
.......... 2,809 506,996
Advantest Corp. ..................... 500 22,211
Applied Materials, Inc. ................ 2,268 467,730
ASML Holding NV ................... 789 764,905
Axcelis Technologies, Inc.
(a)
............. 206 22,973
Broadcom, Inc. ..................... 725 960,922
Cirrus Logic, Inc.
(a)
................... 550 50,908
Disco Corp. ........................ 200 73,107
Intel Corp. ........................ 9,039 399,253
KLA Corp. ......................... 377 263,361
Lam Research Corp. ................. 592 575,169
Lasertec Corp. ..................... 200 55,225
Marvell Technology, Inc. ............... 1,714 121,488
Micron Technology, Inc. ................ 2,530 298,262
Monolithic Power Systems, Inc. .......... 39 26,419
NVIDIA Corp. ...................... 4,733 4,276,550
QUALCOMM, Inc. ................... 2,641 447,121
Renesas Electronics Corp. ............. 800 14,257
SCREEN Holdings Co. Ltd. ............. 200 25,931
Skyworks Solutions, Inc. ............... 119 12,890
STMicroelectronics NV ................ 4,061 174,779
Teradyne, Inc. ...................... 208 23,469

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Tokyo Electron Ltd. .................. 1,700 $ 442,764
10,026,690
Software — 7.8%
Adobe, Inc.
(a)
....................... 1,363 687,770
Altium Ltd. ........................ 666 28,290
AppLovin Corp. , Class A
(a)
.............. 356 24,642
Atlassian Corp. , Class A
(a)
.............. 556 108,481
Box, Inc. , Class A
(a)
.................. 1,635 46,303
Cadence Design Systems, Inc.
(a)
......... 795 247,468
Check Point Software Technologies Ltd.
(a)
... 611 100,210
Crowdstrike Holdings, Inc. , Class A
(a)
....... 818 262,243
CyberArk Software Ltd.
(a)
............... 163 43,298
Dassault Systemes SE ................ 1,961 86,808
Datadog, Inc. , Class A
(a) (b)
.............. 1,433 177,119
Dynatrace, Inc.
(a)
.................... 1,220 56,657
Elastic NV
(a)
....................... 130 13,031
Fair Isaac Corp.
(a)
.................... 147 183,693
Fortinet, Inc.
(a)
...................... 4,754 324,746
HubSpot, Inc.
(a)
..................... 286 179,196
Intuit, Inc. ......................... 352 228,800
Manhattan Associates, Inc.
(a)
............ 983 245,976
Microsoft Corp. ..................... 15,923 6,699,124
Nemetschek SE ..................... 194 19,203
Nice Ltd.
(a)
........................ 215 55,952
Nutanix, Inc. , Class A
(a)
................ 1,759 108,565
Oracle Corp. ....................... 3,114 391,149
Oracle Corp. Japan .................. 500 37,601
Palantir Technologies, Inc. , Class A
(a)
...... 3,644 83,848
Palo Alto Networks, Inc.
(a)
.............. 698 198,323
Roper Technologies, Inc. ............... 370 207,511
Salesforce, Inc. ..................... 2,094 630,671
SAP SE .......................... 2,882 561,180
ServiceNow, Inc.
(a)
................... 787 600,009
Smartsheet, Inc. , Class A
(a)
............. 286 11,011
Synopsys, Inc.
(a)
.................... 434 248,031
Teradata Corp.
(a)
.................... 2,351 90,913
Varonis Systems, Inc.
(a)
................ 366 17,264
Workday, Inc. , Class A
(a)
............... 567 154,649
Xero Ltd.
(a)
........................ 1,341 116,438
Zoom Video Communications, Inc. , Class A
(a)
. 266 17,388
Zscaler, Inc.
(a)
...................... 487 93,811
13,387,372
Specialty Retail — 2.5%
Abercrombie & Fitch Co. , Class A
(a)
........ 326 40,858
AutoNation, Inc.
(a)
.................... 644 106,633
AutoZone, Inc.
(a)
.................... 68 214,312
Avolta AG
(a)
........................ 463 19,278
Burlington Stores, Inc.
(a)
............... 788 182,966
Carvana Co. , Class A
(a)
................ 431 37,889
Gap, Inc. (The)
(b)
.................... 3,931 108,299
Home Depot, Inc. (The) ............... 2,510 962,836
Industria de Diseno Textil SA ............ 670 33,739
JB Hi-Fi Ltd. ....................... 337 14,108
Lowe's Cos., Inc. .................... 1,250 318,412
Murphy USA, Inc. ................... 163 68,330
O'Reilly Automotive, Inc.
(a)
.............. 528 596,049
Penske Automotive Group, Inc.
(b)
......... 120 19,439
Ross Stores, Inc. .................... 2,784 408,580
TJX Cos., Inc. (The) .................. 9,089 921,806
Ulta Beauty, Inc.
(a)
................... 381 199,217
Wayfair, Inc. , Class A
(a)
................ 283 19,210
4,271,961
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals — 2.9%
Apple, Inc. ........................ 27,215 $ 4,666,828
Canon, Inc. ........................ 1,600 47,672
Dell Technologies, Inc. , Class C .......... 852 97,222
HP, Inc. .......................... 3,802 114,896
4,926,618
Textiles, Apparel & Luxury Goods — 0.3%
Capri Holdings Ltd.
(a)
................. 1 45
Deckers Outdoor Corp.
(a)
............... 38 35,768
Gildan Activewear, Inc. ................ 527 19,558
Hermes International SCA .............. 21 53,672
LVMH Moet Hennessy Louis Vuitton SE ..... 343 308,630
Moncler SpA ....................... 645 48,130
Pandora A/S ....................... 159 25,664
491,467
Tobacco — 0.0%
British American Tobacco plc ............ 727 22,065
Trading Companies & Distributors — 1.5%
AerCap Holdings NV
(a)
................ 531 46,149
Applied Industrial Technologies, Inc. ....... 169 33,386
Ashtead Group plc ................... 1,855 132,130
Beacon Roofing Supply, Inc.
(a)
........... 1,229 120,467
Ferguson plc ....................... 1,609 351,454
Herc Holdings, Inc. ................... 394 66,310
ITOCHU Corp. ..................... 3,400 146,063
Marubeni Corp. ..................... 12,800 221,692
Mitsubishi Corp. ..................... 8,500 196,445
Mitsui & Co. Ltd. .................... 2,900 135,580
Sojitz Corp. ........................ 1,900 50,120
Sumitomo Corp. .................... 15,500 373,363
Toyota Tsusho Corp. .................. 1,100 75,538
United Rentals, Inc. .................. 116 83,649
Watsco, Inc. ....................... 61 26,350
WESCO International, Inc. .............. 655 112,188
WW Grainger, Inc. ................... 458 465,923
2,636,807
Transportation Infrastructure — 0.0%
Aena SME SA
(c) (d)
.................... 92 18,120
Aeroports de Paris SA ................ 102 13,985
32,105
Water Utilities — 0.0%
Severn Trent plc .................... 885 27,615
United Utilities Group plc ............... 2,354 30,587
58,202
Total Common Stocks — 71 .6%
(Cost: $ 103,043,491 ) .............................. 122,446,005
Par (000)
Par (000)
Corporate Bonds
Diversified Telecommunication Services — 0.0%
AT&T, Inc., 7.13%, 12/15/31 ........... USD 25 27,153
Total Corporate Bonds — 0 .0%
(Cost: $ 28,538 ) ................................. 27,153

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Security
Beneficial Interest
(000) Value
Other Interests
(e)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.
(a) (f) (g)
....... USD 25 $ —
Total Other Interests — 0.0%
(Cost: $ — ) ..................................... —
Shares
Shares
Preferred Securities
Preferred Stocks — 0.4%
Automobiles — 0.4%
Porsche Automobil Holding SE (Preference) .. 1,754 92,916
Volkswagen AG (Preference) ............ 3,635 482,089
575,005
Total Preferred Securities — 0 .4%
(Cost: $ 560,229 ) ................................. 575,005
Rights
Health Care Equipment & Supplies — 0.0%
ABIOMED, Inc., CVR
(a) (g)
.............. 105 300
Total Rights — 0 .0%
(Cost: $ 107 ) .................................... 300
Warrants
Oil, Gas & Consumable Fuels — 0 .0%
Occidental Petroleum Corp. (Issued/Exercisable
07/06/20 , 1 Share for 1 Warrant, Expires
08/03/27 , Strike Price USD 22.00 )
(a)
..... 392 16,895
Total Warrants — 0 .0%
(Cost: $ 1,940 ) .................................. 16,895
Total Long-Term Investments — 72.0%
(Cost: $ 103,634,305 ) .............................. 123,065,358
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 5.5%
(h)(i)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.50%
(j)
................... 1,088,774 $ 1,089,318
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.19% .................... 8,254,394 8,254,394
Total Money Market Funds — 5 .5%
(Cost: $ 9,343,712 ) ............................... 9,343,712
Par (000)
Pa r (000)
U.S. Treasury Obligations — 12.0%
U.S. Treasury Bills
(k)
5.31% , 04/02/24 .................. USD 8,000 7,998,840
5.30% , 04/09/24 .................. 2,156 2,153,788
5.32% , 05/07/24 .................. 2,598 2,584,563
5.41% , 05/28/24 .................. 8,000 7,933,510
Total U.S. Treasury Obligations — 12 .0%
(Cost: $ 20,671,433 ) ............................... 20,670,701
Total Short-Term Securities — 17.5%
(Cost: $ 30,015,145 ) ............................... 30,014,413
Total Investments — 89 .5%
(Cost: $ 133,649,450 ) .............................. 153,079,771
Other Assets Less Liabilities — 10.5% ................... 17,961,871
Net Assets — 100.0% ...............................
$ 171,041,642
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(f)
Issuer filed for bankruptcy and/or is in default.
(g)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)
Affiliate of the Fund.
(i)
Annualized 7-day yield as of period end.
(j)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(k)
Rates are discount rates or a range of discount rates as of period end.

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Managed Volatility V.I. Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
Shares
Held at
03/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 1,089,447
(a)
$ — $ (129) $ — $ 1,089,318 1,088,774 $ 11,361
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 6,984,865 1,269,529
(a)
— — — 8,254,394 8,254,394 92,085 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 2,950,263 — (2,949,918)
(a)
(321) (24) — — — —
$ (450) $ (24) $ 9,343,712 $ 103,446 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Managed Volatility V.I. Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
IFSC NIFTY 50 Index ....................................................... 84 04/25/24 $ 3,777 $ 31,362
Euro-Bund .............................................................. 46 06/06/24 6,619 49,332
TOPIX Index ............................................................. 98 06/13/24 17,863 419,330
U.S. Treasury Ultra Bond ..................................................... 49 06/18/24 6,321 106,758
S&P/TSX 60 Index ......................................................... 11 06/20/24 2,179 31,811
EURO STOXX 50 Index ..................................................... 86 06/21/24 4,686 106,657
FTSE 100 Index ........................................................... 71 06/21/24 7,157 165,548
FTSE/MIB Index ........................................................... 104 06/21/24 19,196 479,039
Mini-DAX Index ........................................................... 4 06/21/24 405 10,912
MSCI EAFE E-Mini Index ..................................................... 23 06/21/24 2,711 8,519
S&P 500 E-Mini Index ....................................................... 35 06/21/24 9,290 208,394
WIG20 Index ............................................................. 200 06/21/24 2,432 (11,656)
Long Gilt ................................................................ 383 06/26/24 48,311 713,438
2,319,444
Short Contracts
CAC 40 Index ............................................................ 109 04/19/24 9,672 (63,987)
IBEX 35 Index ............................................................ 31 04/19/24 3,705 (218,933)
OMX Stockholm 30 Index .................................................... 382 04/19/24 9,008 (70,596)
MSCI Singapore Index ...................................................... 202 04/29/24 4,353 (14,098)
Euro-Bund .............................................................. 58 06/06/24 8,346 (60,454)
Japan 10-Year Bond ........................................................ 40 06/13/24 38,547 (90,362)
Australia 10-Year Bond ...................................................... 49 06/17/24 3,722 (32,689)
U.S. Treasury 10-Year Note ................................................... 398 06/18/24 44,097 (43,717)
U.S. Treasury Long Bond ..................................................... 84 06/18/24 10,117 (107,857)
U.S. Treasury Ultra Bond ..................................................... 147 06/18/24 18,963 (166,276)
Canada 10-Year Bond ....................................................... 446 06/19/24 39,623 (92,757)
FTSE/JSE Top 40 Index ..................................................... 28 06/20/24 1,019 (33,682)
SPI 200 Index ............................................................ 131 06/20/24 16,978 (478,616)
DAX Index .............................................................. 1 06/21/24 507 (573)
MSCI EAFE E-Mini Index ..................................................... 261 06/21/24 30,760 (136,600)
S&P 500 E-Mini Index ....................................................... 137 06/21/24 36,363 (624,419)
SET50 Index ............................................................. 1,320 06/27/24 6,038 8,603
(2,227,013)
$ 92,431
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 3,064,000 USD 603,600 UBS AG 06/20/24 $ 2,712
MXN 6,219,000 USD 367,300 Barclays Bank plc 06/20/24 2,095
USD 585,301 AUD 880,000 Goldman Sachs International 06/20/24 10,561
USD 569,032 AUD 862,000 Nomura International plc 06/20/24 6,048
USD 4,787 BRL 24,000 Bank of America NA 06/20/24 38
USD 1,030,191 CAD 1,385,000 HSBC Bank plc 06/20/24 6,532
USD 465,251 CHF 407,000 Morgan Stanley & Co. International plc 06/20/24 9,935
USD 132,452 CHF 115,000 Toronto Dominion Bank 06/20/24 3,801
USD 286,042 EUR 260,000 JPMorgan Chase Bank NA 06/20/24 4,631
USD 957,131 EUR 870,000 Natwest Markets plc 06/20/24 15,487
USD 1,041,712 GBP 813,000 HSBC Bank plc 06/20/24 15,151
USD 9,411 INR 782,000 Morgan Stanley & Co. International plc 06/20/24 56
USD 428,096 JPY 62,261,000 UBS AG 06/20/24 11,726
USD 629,364 KRW 838,171,000 JPMorgan Chase Bank NA 06/20/24 5,640
USD 6,166 NZD 10,000 Toronto Dominion Bank 06/20/24 191
USD 429,169 PLN 1,679,000 Barclays Bank plc 06/20/24 9,177

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Managed Volatility V.I. Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 381,965 SEK 3,884,000 HSBC Bank plc 06/20/24 $ 17,907
USD 93,554 SGD 124,000 Morgan Stanley & Co. International plc 06/20/24 1,384
USD 1,730,123 THB 61,255,000 Citibank NA 06/20/24 40,170
USD 92,563 ZAR 1,732,000 Toronto Dominion Bank 06/20/24 1,718
164,960
AUD 23,084,796 USD 15,343,587 JPMorgan Chase Bank NA 06/20/24 (266,598)
CAD 7,007,296 USD 5,209,727 Toronto Dominion Bank 06/20/24 (30,608)
CHF 855,000 USD 984,724 Morgan Stanley & Co. International plc 06/20/24 (28,226)
EUR 1,068,000 USD 1,166,502 JPMorgan Chase Bank NA 06/20/24 (10,552)
EUR 8,676,727 USD 9,545,593 Morgan Stanley & Co. International plc 06/20/24 (154,338)
GBP 47,000 USD 60,221 Morgan Stanley & Co. International plc 06/20/24 (874)
JPY 32,497,000 USD 223,446 Toronto Dominion Bank 06/20/24 (6,123)
KRW 697,937,000 USD 534,235 BNP Paribas SA 06/20/24 (14,866)
KRW 817,988,000 USD 611,785 JPMorgan Chase Bank NA 06/20/24 (3,080)
NOK 1,187,000 USD 113,677 Toronto Dominion Bank 06/20/24 (4,133)
SGD 402,000 USD 303,287 Toronto Dominion Bank 06/20/24 (4,479)
USD 293,046 MXN 4,961,000 Morgan Stanley & Co. International plc 06/20/24 (1,626)
CLP 1,413,803,000 USD 1,490,803 Morgan Stanley & Co. International plc 06/21/24 (50,773)
(576,276)
$ (411,316)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
42.V1 ........... 5.00 % Quarterly 06/20/29 B+ USD 2,753 $ 201,883 $ 189,284 $ 12,599
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day THOR Quarterly 1.98% Quarterly N/A 09/21/27 THB 137,500 $ (10,831) $ — $ (10,831)
1-day THOR Quarterly 2.00% Quarterly N/A 09/21/27 THB 137,500 (7,649) — (7,649)
1-day THOR Quarterly 2.02% Quarterly N/A 09/21/27 THB 93,500 (3,513) — (3,513)
1-day THOR Quarterly 2.04% Quarterly N/A 09/21/27 THB 93,500 (1,999) — (1,999)
2.04% Quarterly 1-day THOR Quarterly N/A 09/21/27 THB 93,500 1,999 26,683 (24,684)
2.02% Quarterly 1-day THOR Quarterly N/A 09/21/27 THB 93,500 3,513 28,144 (24,631)
1.98% Quarterly 1-day THOR Quarterly N/A 09/21/27 THB 137,500 10,831 46,853 (36,022)
2.00% Quarterly 1-day THOR Quarterly N/A 09/21/27 THB 137,500 7,649 43,783 (36,134)
28-day MXIBTIIE Monthly 8.30% Monthly 09/18/24
(a)
09/12/29 MXN 200,000 (110,885) — (110,885)
28-day MXIBTIIE Monthly 8.35% Monthly 09/18/24
(a)
09/12/29 MXN 40,000 (17,498) — (17,498)
28-day MXIBTIIE Monthly 8.36% Monthly 09/18/24
(a)
09/12/29 MXN 87,000 (37,549) — (37,549)
28-day MXIBTIIE Monthly 8.41% Monthly 09/18/24
(a)
09/12/29 MXN 174,000 (51,692) — (51,692)
28-day MXIBTIIE Monthly 8.42% Monthly 09/18/24
(a)
09/12/29 MXN 78,000 (22,716) — (22,716)
28-day MXIBTIIE Monthly 8.44% Monthly 09/18/24
(a)
09/12/29 MXN 75,000 (18,333) — (18,333)
28-day MXIBTIIE Monthly 8.51% Monthly 09/18/24
(a)
09/12/29 MXN 137,000 (11,053) — (11,053)
28-day MXIBTIIE Monthly 8.53% Monthly 09/18/24
(a)
09/12/29 MXN 77,000 (1,709) — (1,709)

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Managed Volatility V.I. Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3-mo. TWCPBA Quarterly 1.51% Quarterly 09/18/24
(a)
09/18/29 TWD 78,000 $ (28,663) $ — $ (28,663)
3-mo. TWCPBA Quarterly 1.55% Quarterly 09/18/24
(a)
09/18/29 TWD 67,000 (21,469) — (21,469)
3-mo. TWCPBA Quarterly 1.57% Quarterly 09/18/24
(a)
09/18/29 TWD 25,000 (7,100) — (7,100)
3-mo. TWCPBA Quarterly 1.58% Quarterly 09/18/24
(a)
09/18/29 TWD 90,000 (24,469) — (24,469)
3-mo. TWCPBA Quarterly 1.62% Quarterly 09/18/24
(a)
09/18/29 TWD 52,000 (10,823) — (10,823)
3-mo. STIBOR Quarterly 2.52% Annual 09/18/24
(a)
09/18/29 SEK 231,000 (52,739) (40,581) (12,158)
3-mo. STIBOR Quarterly 2.64% Annual 09/18/24
(a)
09/18/29 SEK 13,000 3,623 1,755 1,868
6-mo. PRIBOR Semi-Annual 3.07% Annual 09/18/24
(a)
09/18/29 CZK 203,000 (160,312) — (160,312)
1-day SOFR Annual 3.70% Annual 09/18/24
(a)
09/18/29 USD 1,000 (5,051) 948 (5,999)
1-day SOFR Annual 3.75% Annual 09/18/24
(a)
09/18/29 USD 1,000 (2,630) 214 (2,844)
1-day SOFR Annual 3.85% Annual 09/18/24
(a)
09/18/29 USD 3,000 5,848 4,416 1,432
1-day SOFR Annual 3.90% Annual 09/18/24
(a)
09/18/29 USD 2,000 8,214 (985) 9,199
6-mo. WIBOR Semi-Annual 4.65% Annual 09/18/24
(a)
09/18/29 PLN 79,000 (126,240) — (126,240)
6-mo. WIBOR Semi-Annual 4.73% Annual 09/18/24
(a)
09/18/29 PLN 13,000 (10,553) — (10,553)
6-mo. WIBOR Semi-Annual 4.91% Annual 09/18/24
(a)
09/18/29 PLN 5,000 5,375 — 5,375
6-mo. WIBOR Semi-Annual 4.95% Annual 09/18/24
(a)
09/18/29 PLN 7,000 10,534 — 10,534
1-day MIBOR Semi-Annual 6.33% Semi-Annual 09/18/24
(a)
09/18/29 INR 435,500 4,175 — 4,175
3.38% Semi-Annual
1-day
REPO_CORRA Semi-Annual 09/18/24
(a)
09/18/29 CAD 3,000 (3,270) (9,329) 6,059
3.35% Semi-Annual
1-day
REPO_CORRA Semi-Annual 09/18/24
(a)
09/18/29 CAD 3,000 (21) 2,249 (2,270)
3.50% Semi-Annual
1-day
REPO_CORRA Semi-Annual 09/18/24
(a)
09/18/29 CAD 2,000 (9,793) (8,999) (794)
3.48% Semi-Annual
1-day
REPO_CORRA Semi-Annual 09/18/24
(a)
09/18/29 CAD 1,000 (4,306) (3,375) (931)
3.34% Semi-Annual
1-day
REPO_CORRA Semi-Annual 09/18/24
(a)
09/18/29 CAD 4,000 1,808 (13,924) 15,732
3.41% Semi-Annual
1-day
REPO_CORRA Semi-Annual 09/18/24
(a)
09/18/29 CAD 2,000 (4,214) 1,878 (6,092)
3.24% Semi-Annual
1-day
REPO_CORRA Semi-Annual 09/18/24
(a)
09/18/29 CAD 4,000 14,934 (3,802) 18,736
3.36% Semi-Annual
1-day
REPO_CORRA Semi-Annual 09/18/24
(a)
09/18/29 CAD 2,000 (999) 1,966 (2,965)
3.67% Annual 1-day SONIA Annual 09/18/24
(a)
09/18/29 GBP 2,000 (4,589) (6,454) 1,865
2.94% Semi-Annual 1-day SORA Semi-Annual 09/18/24
(a)
09/18/29 SGD 3,000 (440) — (440)
2.90% Semi-Annual 1-day SORA Semi-Annual 09/18/24
(a)
09/18/29 SGD 2,000 2,532 — 2,532
2.89% Semi-Annual 1-day SORA Semi-Annual 09/18/24
(a)
09/18/29 SGD 4,000 5,332 — 5,332
2.92% Semi-Annual 1-day SORA Semi-Annual 09/18/24
(a)
09/18/29 SGD 2,000 716 — 716
2.23% Quarterly 1-day THOR Quarterly 09/18/24
(a)
09/18/29 THB 91,000 (4,205) — (4,205)
2.20% Quarterly 1-day THOR Quarterly 09/18/24
(a)
09/18/29 THB 82,289 (293) — (293)
2.28% Quarterly 1-day THOR Quarterly 09/18/24
(a)
09/18/29 THB 126,500 (13,365) — (13,365)
2.22% Quarterly 1-day THOR Quarterly 09/18/24
(a)
09/18/29 THB 28,548 (840) — (840)
2.21% Quarterly 1-day THOR Quarterly 09/18/24
(a)
09/18/29 THB 346,250 (6,380) — (6,380)
2.29% Quarterly 1-day THOR Quarterly 09/18/24
(a)
09/18/29 THB 126,500 (14,510) — (14,510)
2.21% Quarterly 1-day THOR Quarterly 09/18/24
(a)
09/18/29 THB 58,000 (1,331) — (1,331)
2.22% Quarterly 1-day THOR Quarterly 09/18/24
(a)
09/18/29 THB 146,000 (3,917) — (3,917)
2.22% Quarterly 1-day THOR Quarterly 09/18/24
(a)
09/18/29 THB 37,000 (945) — (945)
2.20% Quarterly 1-day THOR Quarterly 09/18/24
(a)
09/18/29 THB 32,452 (32) — (32)
2.19% Quarterly 1-day THOR Quarterly 09/18/24
(a)
09/18/29 THB 58,250 101 — 101
2.19% Quarterly 1-day THOR Quarterly 09/18/24
(a)
09/18/29 THB 115,711 724 — 724
2.11% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 09/18/24
(a)
09/18/29 CNY 12,000 2,006 — 2,006
2.12% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 09/18/24
(a)
09/18/29 CNY 55,000 4,789 — 4,789
2.15% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 09/18/24
(a)
09/18/29 CNY 51,000 (4,867) — (4,867)

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Managed Volatility V.I. Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.15% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 09/18/24
(a)
09/18/29 CNY 24,000 $ (2,598) $ — $ (2,598)
3.31% Quarterly 3-mo. CD_KSDA Quarterly 09/18/24
(a)
09/18/29 KRW 2,746,000 (9,710) — (9,710)
8.39% Quarterly 3-mo. JIBAR Quarterly 09/18/24
(a)
09/18/29 ZAR 244,500 192,146 — 192,146
8.64% Quarterly 3-mo. JIBAR Quarterly 09/18/24
(a)
09/18/29 ZAR 85,000 22,675 — 22,675
8.39% Quarterly 3-mo. JIBAR Quarterly 09/18/24
(a)
09/18/29 ZAR 429,500 334,888 — 334,888
8.66% Quarterly 3-mo. JIBAR Quarterly 09/18/24
(a)
09/18/29 ZAR 22,000 4,966 — 4,966
4.17% Semi-Annual 6-mo. BBR Semi-Annual 09/18/24
(a)
09/18/29 AUD 3,000 (19,428) — (19,428)
4.02% Semi-Annual 6-mo. BBR Semi-Annual 09/18/24
(a)
09/18/29 AUD 1,050 (2,122) — (2,122)
4.00% Semi-Annual 6-mo. BBR Semi-Annual 09/18/24
(a)
09/18/29 AUD 8,877 (14,388) — (14,388)
4.02% Semi-Annual 6-mo. BBR Semi-Annual 09/18/24
(a)
09/18/29 AUD 1,950 (3,811) — (3,811)
4.10% Semi-Annual 6-mo. BBR Semi-Annual 09/18/24
(a)
09/18/29 AUD 3,000 (13,254) — (13,254)
4.00% Semi-Annual 6-mo. BBR Semi-Annual 09/18/24
(a)
09/18/29 AUD 22,123 (36,500) — (36,500)
4.14% Semi-Annual 6-mo. BBR Semi-Annual 09/18/24
(a)
09/18/29 AUD 1,000 (5,644) — (5,644)
2.66% Annual 6-mo. EURIBOR Semi-Annual 09/18/24
(a)
09/18/29 EUR 2,000 (14,153) (6,750) (7,403)
2.60% Annual 6-mo. EURIBOR Semi-Annual 09/18/24
(a)
09/18/29 EUR 2,000 (8,040) (6,920) (1,120)
2.63% Annual 6-mo. EURIBOR Semi-Annual 09/18/24
(a)
09/18/29 EUR 2,000 (11,590) (5,698) (5,892)
3.18% Quarterly 3-mo. CD_KSDA Quarterly 09/19/24
(a)
09/19/29 KRW 2,199,000 1,968 — 1,968
3.29% Quarterly 3-mo. CD_KSDA Quarterly 09/19/24
(a)
09/19/29 KRW 10,760,000 (32,358) — (32,358)
3.20% Quarterly 3-mo. CD_KSDA Quarterly 09/19/24
(a)
09/19/29 KRW 2,869,000 514 — 514
3.21% Quarterly 3-mo. CD_KSDA Quarterly 09/19/24
(a)
09/19/29 KRW 8,970,000 (1,449) — (1,449)
3.71% Quarterly 3-mo. HIBOR Quarterly 09/19/24
(a)
09/19/29 HKD 13,000 5,738 — 5,738
3.85% Quarterly 3-mo. HIBOR Quarterly 09/19/24
(a)
09/19/29 HKD 24,000 (8,210) — (8,210)
3.88% Quarterly 3-mo. HIBOR Quarterly 09/19/24
(a)
09/19/29 HKD 13,000 (6,743) — (6,743)
$ (356,193) $ 52,072 $ (408,265)
(a)
Forward swap.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 10.23% At Termination Bank of America NA 01/02/29 BRL 23,658 $ (64,364) $ — $ (64,364)
1-day
BZDIOVER At Termination 10.23% At Termination
Morgan Stanley & Co.
International plc 01/02/29 BRL 22,318 (60,720) — (60,720)
1-day
BZDIOVER At Termination 10.24% At Termination Barclays Bank plc 01/02/29 BRL 10,000 (25,567) — (25,567)
1-day
BZDIOVER At Termination 10.27% At Termination BNP Paribas SA 01/02/29 BRL 7,000 (16,268) — (16,268)
1-day
BZDIOVER At Termination 10.28% At Termination HSBC Bank plc 01/02/29 BRL 39,527 (91,901) — (91,901)
1-day
BZDIOVER At Termination 10.29% At Termination Bank of America NA 01/02/29 BRL 24,862 (54,390) — (54,390)
1-day
BZDIOVER At Termination 10.29% At Termination Barclays Bank plc 01/02/29 BRL 4,770 (10,435) — (10,435)
1-day
BZDIOVER At Termination 10.29% At Termination
Morgan Stanley & Co.
International plc 01/02/29 BRL 22,020 (48,172) — (48,172)
1-day
BZDIOVER At Termination 10.30% At Termination JPMorgan Chase Bank NA 01/02/29 BRL 4,815 (10,093) — (10,093)
1-day
BZDIOVER At Termination 10.32% At Termination BNP Paribas SA 01/02/29 BRL 15,811 (30,243) — (30,243)

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Managed Volatility V.I. Fund

OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 10.42% At Termination Bank of America NA 01/02/29 BRL 12,000 $ (10,761) $ — $ (10,761)
$ (422,914) $ — $ (422,914)
OTC Total Return Swap s - Future
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
BOVESPA Index Futures April
2024 ................ BRL 4,620,964 Merrill Lynch International & Co. 04/17/24 BRL 4,621 $ (23,186) $ — $ (23,186)
BOVESPA Index Futures April
2024 ................ BRL 4,008,350 Merrill Lynch International & Co. 04/17/24 BRL 4,008 (3,688) — (3,688)
BOVESPA Index Futures April
2024 ................ BRL 16,467,276 Merrill Lynch International & Co. 04/17/24 BRL 16,467 (49,935) — (49,935)
Taiwan Capitalization Weighted
Stock Index Futures April
2024 ................ TWD 226,161,121 Merrill Lynch International & Co. 04/17/24 TWD 226,161 129,413 — 129,413
KOSPI 200 Index Futures June
2024 ................ KRW (826,268,625) Merrill Lynch International & Co. 06/13/24 KRW 826,269 (14,155) — (14,155)
KOSPI 200 Index Futures June
2024 ................ KRW (14,723,675,900) Merrill Lynch International & Co. 06/13/24 KRW 14,723,676 (435,357) — (435,357)
KOSPI 200 Index Futures June
2024 ................ KRW (893,326,250) Merrill Lynch International & Co. 06/13/24 KRW 893,326 (34,112) — (34,112)
Mexican Bolsa Index Futures
June 2024 ............ MXN (3,341,297) Merrill Lynch International & Co. 06/21/24 MXN 3,341 (8,809) — (8,809)
Swiss Market Index Futures June
2024 ................ CHF 1,846,775 HSBC Bank plc 06/21/24 CHF 1,847 16,439 — 16,439
$ (423,390) $ — $ (423,390)
(a)
At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
S&P 500 Total Return
Index .......... Quarterly
1-day SOFR plus
0.33% Quarterly UBS AG 05/24/24 USD 54,287 $ (1,813,514) $ — $ (1,813,514)
MSCI Chile Net Return
Index .......... Quarterly
1-day SOFR minus
0.45% Quarterly
Merrill Lynch International
& Co. 09/05/24 USD 471 (25,468) — (25,468)
MSCI Chile Net Return
Index .......... Quarterly
1-day SOFR plus
0.22% Quarterly BNP Paribas SA 09/05/24 USD 936 (50,276) — (50,276)
1-day SOFR plus 0.40% Quarterly
Russell 1000 Value
Index Total Return Quarterly
Morgan Stanley & Co.
International plc 10/04/24 USD 1,783 155,821 — 155,821
1-day SOFR plus 0.45% Quarterly
Russell 1000 Value
Index Total Return Quarterly
Merrill Lynch International
& Co. 10/04/24 USD 7,618 641,728 — 641,728
$ (1,091,709) $ — $ (1,091,709)

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Managed Volatility V.I. Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.04%
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 7.90
1-day REPO_CORRA ................................... Canadian Overnight Repo Rate 5.05
1-day SOFR ......................................... Secured Overnight Financing Rate 5.32
1-day SONIA ......................................... Sterling Overnight Index Average 5.19
1-day SORA ......................................... Singapore Overnight Rate Average 3.69
1-day THOR ......................................... Thailand Overnight Repo Rate ON 2.49
1-week CNREPOFIX_CFXS .............................. China Fixing Repo Rates 2.30
28-day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 11.25
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 3.64
3-mo. HIBOR ........................................ Hong Kong Interbank Offered Rate 4.72
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 8.35
3-mo. STIBOR ....................................... Stockholm Interbank Offered Rate 4.03
3-mo. TWCPBA ....................................... Taiwan Secondary Markets Bills Rate 1.62
6-mo. BBR .......................................... Australian Bank Bill Rate 4.50
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 3.85
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 5.23
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 5.76
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 1,333,572 $ 697,256 $ — $ 2,030,828
Automobile Components .................................. — 283,813 — 283,813
Automobiles .......................................... 794,689 1,454,775 — 2,249,464
Banks ............................................... 1,758,388 3,045,418 — 4,803,806
Beverages ........................................... 306,641 200,783 — 507,424
Biotechnology ......................................... 3,325,257 180,453 — 3,505,710
Broadline Retail ........................................ 3,685,321 174,154 — 3,859,475
Building Products ....................................... 1,961,783 476,736 — 2,438,519
Capital Markets ........................................ 1,541,711 732,114 — 2,273,825
Chemicals ............................................ 406,575 257,526 — 664,101
Commercial Services & Supplies ............................. 1,946,282 212,829 — 2,159,111
Communications Equipment ................................ 584,400 — — 584,400

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Managed Volatility V.I. Fund

Level 1 Level 2 Level 3 Total
Construction & Engineering ................................ $ 1,521,769 $ 414,723 $ — $ 1,936,492
Construction Materials .................................... 318,096 1,215,298 — 1,533,394
Consumer Finance ...................................... 122,953 18,564 — 141,517
Consumer Staples Distribution & Retail ........................ 1,393,700 67,932 — 1,461,632
Containers & Packaging .................................. 72,438 — — 72,438
Distributors ........................................... 48,420 — — 48,420
Diversified REITs ....................................... — 25,616 — 25,616
Electric Utilities ........................................ — 631,603 — 631,603
Electrical Equipment ..................................... 465,286 695,454 — 1,160,740
Electronic Equipment, Instruments & Components ................. 752,882 207,351 — 960,233
Energy Equipment & Services .............................. 994,878 28,688 — 1,023,566
Entertainment ......................................... 1,139,582 76,390 — 1,215,972
Financial Services ...................................... 4,755,259 556,046 — 5,311,305
Food Products ......................................... 672,433 1,004,897 — 1,677,330
Gas Utilities ........................................... 28,810 39,931 — 68,741
Health Care Equipment & Supplies ........................... 761,018 222,418 — 983,436
Health Care Providers & Services ............................ 1,096,023 — — 1,096,023
Health Care Technology .................................. 77,848 — — 77,848
Hotels, Restaurants & Leisure .............................. 533,454 212,906 — 746,360
Household Durables ..................................... 451,759 202,283 — 654,042
Household Products ..................................... 2,964,312 138,211 — 3,102,523
Independent Power and Renewable Electricity Producers ............ 107,078 — — 107,078
Industrial Conglomerates .................................. — 539,802 — 539,802
Industrial REITs ........................................ — 43,599 — 43,599
Insurance ............................................ 2,677,591 1,290,953 — 3,968,544
Interactive Media & Services ............................... 6,240,810 58,754 — 6,299,564
IT Services ........................................... 1,614,961 640,750 — 2,255,711
Life Sciences Tools & Services .............................. 1,920,752 162,530 — 2,083,282
Machinery ............................................ 1,198,356 718,510 — 1,916,866
Media ............................................... 727,307 148,566 — 875,873
Metals & Mining ........................................ 493,195 1,377,222 — 1,870,417
Multi-Utilities .......................................... — 249,460 — 249,460
Office REITs .......................................... — 21,246 — 21,246
Oil, Gas & Consumable Fuels ............................... 3,810,598 1,211,622 — 5,022,220
Paper & Forest Products .................................. 249,548 — — 249,548
Passenger Airlines ...................................... 153,865 58,135 — 212,000
Personal Care Products .................................. 206,561 598,174 — 804,735
Pharmaceuticals ....................................... 5,385,738 2,536,853 — 7,922,591
Professional Services .................................... 2,204,099 517,804 — 2,721,903
Real Estate Management & Development ....................... — 138,572 — 138,572
Semiconductors & Semiconductor Equipment .................... 8,508,736 1,517,954 — 10,026,690
Software ............................................. 12,481,900 905,472 — 13,387,372
Specialty Retail ........................................ 4,204,836 67,125 — 4,271,961
Technology Hardware, Storage & Peripherals .................... 4,878,946 47,672 — 4,926,618
Textiles, Apparel & Luxury Goods ............................ 55,371 436,096 — 491,467
Tobacco ............................................. — 22,065 — 22,065
Trading Companies & Distributors ............................ 1,305,876 1,330,931 — 2,636,807
Transportation Infrastructure ............................... — 32,105 — 32,105
Water Utilities ......................................... — 58,202 — 58,202
Corporate Bonds ........................................ — 27,153 — 27,153
Other Interests .......................................... — — — —
Preferred Securities ....................................... — 575,005 — 575,005
Rights ................................................ — — 300 300
Warrants .............................................. 16,895 — — 16,895
Short-Term Securities
Money Market Funds ...................................... 9,343,712 — — 9,343,712
U.S. Treasury Obligations ................................... — 20,670,701 — 20,670,701
$ 103,602,270 $ 49,477,201 $ 300 $ 153,079,771
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 12,599 $ — $ 12,599
Equity contracts ........................................... 248,724 2,164,852 — 2,413,576
Foreign currency exchange contracts ............................ — 164,960 — 164,960
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Managed Volatility V.I. Fund

Level 1 Level 2 Level 3 Total
Interest rate contracts ....................................... $ 869,528 $ 654,070 $ — $ 1,523,598
Liabilities
Equity contracts ........................................... (761,019) (3,350,641) — (4,111,660)
Foreign currency exchange contracts ............................ — (576,276) — (576,276)
Interest rate contracts ....................................... (594,112) (1,485,249) — (2,079,361)
$ (236,879) $ (2,415,685) $ — $ (2,652,564)
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
CZK Czech Koruna
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
BBR Australian Bank Bill Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CDI Crest Depository Interests
CNREPOFIX_CFXS China Fixing Repo Rates
CVA Certification Van Aandelon (Dutch Certificate)
CVR Contingent Value Rights
EURIBOR Euro Interbank Offered Rate
HIBOR Hong Kong Interbank Offered Rate
JIBAR Johannesburg Interbank Average Rate
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
OMX Stockholm Nordic Exchange
OTC Over-the-counter
PRIBOR Prague Interbank Offered Rate
REIT Real Estate Investment Trust
REPO_CORRA Canadian Overnight Repo Rate
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SORA Singapore Overnight Rate Average
STIBOR Stockholm Interbank Offered Rate
THOR Thailand Overnight Repo Rate ON
TWCPBA Taiwan Secondary Markets Bills Rate
WIBOR Warsaw Interbank Offered Rate
Fair Value Hierarchy as of Period End (continued)